Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Defiance Quantum ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated April 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Defiance Connective Technologies ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated April 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Defiance Next Gen H2 ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated April 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Defiance Hotel, Airline, and Cruise ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated April 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Defiance Quantum ETF
Defiance Connective Technologies ETF
Defiance Next Gen H2 ETF
Defiance Hotel, Airline, and Cruise ETF
(each a “Fund” and collectively, the “Funds”)

August 6, 2024

Supplement to the
Prospectus, and Statement of Additional Information (“SAI”)
dated April 30, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager for each Fund and Anand Desai is removed as a portfolio manager for each Fund. All references to Mr. Desai in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the paragraph directly under the “Portfolio Managers” section on pages 7, 14, 20, and 26 of the Prospectus:
Portfolio Management

Adviser	Defiance ETFs, LLC
Sub-Adviser	Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”)
Portfolio Managers	Dustin Lewellyn, CFA, Managing Director of Penserra; Ernesto Tong, CFA, Managing Director of Penserra have been portfolio managers of the Fund since its inception in March 2021; Christine Johanson, CFA, Director and Senior Portfolio Manager of Penserra has been a portfolio manager of the Fund since August 2024.
The following replaces the information under the “Portfolio Managers” section within the subsection “Quantum ETF, Connectivity ETF, Next Gen H2 ETF, and Travel ETF” on page 44 of the Prospectus:
Portfolio Managers
Quantum ETF, Connectivity ETF, Next Gen H2 ETF, and Travel ETF
The Funds are managed by Penserra’s portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are listed below.
Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser and Christine Johanson, CFA, Director and Senior Portfolio Manager of the Sub-Adviser, are the Funds’ portfolio managers (the “Portfolio Managers”) and are jointly responsible for the day-to-day management of the Funds. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Mr. Lewellyn has been a Managing Director with the Sub-Adviser since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio accounting and portfolio management at a large asset management firm for more than 6 years.
Mr. Tong has been a Managing Director with the Sub-Adviser since 2015. Prior to joining Penserra, Mr. Tong spent seven years as a vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.
Ms. Johanson has been a Director with the Sub-Adviser since 2023. Prior to joining Penserra, Ms. Johanson was a Director at BlackRock on the US Transition Management team from March 2022 through March 2023 where she developed custom solutions for institutional investors seeking to restructure portfolios across multiple asset classes. Ms. Johanson also served as Head of Fixed Income Transition Management for Russell Investments from March 2018 through February 2022. Ms. Johanson holds a B.S.B.A. from the University of Missouri and is a CFA Charterholder.
The following information replaces the “Portfolio Managers” section on page 27 of the SAI:
Portfolio Managers
The Quantum ETF, Connectivity ETF, H2 ETF, and Travel ETF are co-managed by Dustin Lewellyn, CFA, Chief Investment Officer of the Sub-Adviser; Ernesto Tong, CFA, Managing Director of the Sub-Adviser; and Christine Johanson, CFA, Director and Senior Portfolio Manager of the Sub-Adviser. The Israel Fixed Income ETF is co-managed by Jeff Kernagis, CFA, Senior Portfolio Manager for Vident and Jim Iredale, CFA, Senior Portfolio Manager for Vident.
Share Ownership
The Funds are required to show the dollar range of the portfolio managers’ “beneficial ownership” of Shares of each Fund as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2023, the portfolio managers did not beneficially own Shares.
Other Accounts
In addition to the Funds, the portfolio managers managed the following other accounts as of December 31, 2023, none of which were subject to a performance-based fee:

Portfolio Manager	Type of Accounts	Total Number of Accounts	Total Assets of Accounts
Dustin Lewellyn, CFA	Registered Investment Companies	39	$6.7 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
Christine Johanson, CFA[1]	Registered Investment Companies	51	$11.4 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
Ernesto Tong, CFA	Registered Investment Companies	39	$6.7 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0

Jeff Kernagis, CFA	Registered Investment Companies	6	$826 million
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
Jim Iredale, CFA	Registered Investment Companies	2	$588 million
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	300	$861 million
1 Information is provided for Christine Johanson as of June 30, 2024.
Compensation
Mr. Lewellyn’s portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Sub-Adviser, and is also eligible to participate in a retirement plan. No compensation is directly related to the performance of the underlying assets. Mr. Tong receives from Penserra a fixed base salary and discretionary bonus, and he is also eligible to participate in a retirement plan. Mr. Tong’s compensation is based on the performance and profitability of Penserra and his individual performance with respect to following a structured investment process. Ms. Johanson receives from Penserra a fixed base salary and discretionary bonus, and is also eligible to participate in a retirement plan. Ms. Johanson’s compensation is based on the performance and profitability of Penserra and her individual performance with respect to following a structured investment process.
The portfolio managers for Vident receive a fixed base salary and discretionary bonus that are not tied to the performance of the Fund.
Material Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as a Fund. Therefore, a potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.

Please retain this Supplement with your Prospectus and SAI for future reference.